Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Net periodic defined benefit pension benefit costs include the:

	Three months ended March 31,
	2019	2018
	Pension Benefits
	Non-U.S.	Non-U.S.
	(In thousands)
Service cost	$311	$415
Interest cost	432	480
Net periodic cost	$743	$895